DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
DEBT

NOTE 4 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	June 30, 2020		December 31, 2019
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$8,662	7.31%	$28,500	7.31%
Third Party - Insurance Note 2	41,282	5.26%	—	6.36%
Third Party - Insurance Note 3	1,656	—	13,799	—
Third Party - Insurance Note 4	124,196	—	—	6.36%
Total	$175,796		$42,299

The Company entered into an agreement on December 23, 2019 with its insurance provider by issuing a $28,500 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 7.31% payable in monthly installments of principal and interest totaling $2,218 through October 23, 2020. The balance of Insurance Note 1 as of June 30, 2020 and December 31, 2019 was $8,662 and $28,500, respectively.

The Company entered into an agreement on April 15, 2019 in the amount of $51,940 with an annual interest rate of 6.36% payable (Insurance Note 2) with monthly installments of principal and interest totaling $5,326 through December 15, 2019 and the Company renewed the policy on April 15, 2020 in the amount of $51,379 with an annual interest rate of 5.26% payable in monthly installments of principal and interest totaling $5,263 through December 15, 2020. At June 30, 2020 and December 31, 2019, the balance of Insurance Note 2 was $41,282 and zero, respectively.

The Company entered into an agreement on September 15, 2019 in the amount of $13,799 with its insurance provider by issuing a note payable (Insurance Note 3) for the purchase of an insurance policy, secured by 5 installment payments.  At June 30, 2020 and December 31, 2019, the balance of Insurance Note 3 was $1,656 and $13,799, respectively.

The Company entered into an agreement on February 3, 2019 in the amount of $141,058 with an annual interest rate of 6.36% payable in monthly installments of principal and interest totaling $14,520 (Insurance Note 4) through December 3, 2019. The policy renewed on February 3, 2020 in the amount of $165,375 with seven monthly installments of $13,726. At June 30, 2020 and December 31, 2019, the balance of Insurance Note 4 was $124,196 and zero, respectively.

Finance Lease

The Company entered into an agreement on August 26, 2019 with an equipment leasing provider by issuing a $147,810 equipment finance lease payable, secured by a note, with an annual interest rate of 12.72% payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022.  The Company entered into an additional agreement on May 22, 2020 with same equipment leasing provider by issuing a $121,637 equipment finance lease payable, secured by a note, with an annual interest rate of 9.90% payable in monthly installments of principal and interest totaling $3,919 through June 1, 2023. At June 30, 2020 and December 31, 2019, the balance of the notes was $233,949 and zero, respectively.

At June 30, 2020, future minimum lease payments due under Finance Lease is as follows:

As of December 31,	Amount
2020	$53,331
2021	106,588
2022	86,735
2023	23,515
Total minimum financial lease payments	$270,169
Less: interest	(36,220)
Total lease liability at June 30, 2020	$233,949
Less: current portion of Finance Lease	(84,635)
Long Term portion of Finance Lease	$149,314

Notes Payable – Related Parties

	June 30, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest

Related party	$—	3%	$267,000	3%
Related party	—	3%	733,000	3%
Total	—		1,000,000
Less unamortized discounts	—		(94,627)
Total, net	$—		$905,373

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company the aggregate principal amount of $267,000, pursuant to a note, repayable on June 25, 2020. The note carries an annual interest rate of 3%. In addition, the Company issued warrants permitting the related party to purchase for cash 11,920 shares of the Company’s common stock at a price of $7.70 per share. On June 22, 2020 the Company repaid this short-term note in the amount of $267,000. The balance of this note as of June 30, 2020 was zero.

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company the principal aggregate in the amount of $733,000, pursuant to a note, repayable on June 25, 2020. The note carries an annual interest rate of 3% per annum. In addition, the Company issued warrants permitting the related party to purchase for cash 32,724 shares of the Company’s common stock at a price of $7.70 per share. On June 22, 2020 the Company repaid this short-term note in the amount of $733,000.  The balance of this note as of June 30, 2020 was zero.

The Company determined the relative fair value between the notes and the warrants on the issue date utilizing the Bi-nominal Lattice Pricing Model for the warrants. As a result, the Company allocated $146,779 to the warrants and was recorded as a debt discount with an offset to additional paid in capital in the accompanying unaudited consolidated financial statements. The fair value pricing model used the following assumptions; stock price $7.00, warrant exercise price $7.70, expected term of 5 years, expected volatility of 86% and discount rate of 1.609%.

For the six months ended June 30, 2020, the Company recorded $94,627 for amortization of the debt discount discussed above to interest expense in the accompanying unaudited consolidated financial statements.

Notes Payable

The Company entered into an agreement on August 12, 2019 with a shareholder by executing a short-term $262,500 note repayable on November 11, 2019. This note was issued with a 5% original issue discount and the Company received a net amount of $250,000. No other consideration was given.  On November 12, 2019, the Company repaid this short-term note in the amount of $262,500.  The original issue discount of $12,500 was fully amortized in 2019.

Notes Payable – SBA Loan

	June 30, 2020		December 31, 2019
Payable To	Principal	Interest	Principal	Interest*

SBA loan	$1,410,270	1%	$—
Total	1,410,270		—
Less current portion	(627,465)		—
Long term portion	$782,805		$—

On April 23, 2020, the Company entered into a promissory note (the “Note”) with BBVA USA, which provides for a loan in the amount of $1,410,270 (the “Loan”) pursuant to the Paycheck Protection Program (the “PPP”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The Loan has a two-year term and bears interest at a rate of 1.00% per annum (APR 1.014%). Monthly principal and interest payments are deferred for six months after the date of disbursement. The Loan may be prepaid at any time prior to maturity with no prepayment penalties. The Company will apply for the PPP loan forgiveness as soon as the application is available.

NOTE 7 – DEBT

Notes Payable - Financing Agreements

The Company’s notes payable relating to financing agreements classified as current liabilities consist of the following as of:

	December 31, 2019		December 31, 2018
Notes Payable	Principal	Interest	Principal	Interest
Third Party - Insurance Note 1	$28,500	7.31%	$25,066	9.29%
Third Party - Insurance Note 2	—	6.36%	8,501	10.25%
Third Party - Insurance Note 3	13,799	—	14,763	10.75%
Total	$42,299		$48,330

The Company entered into an agreement on December 23, 2018 with its insurance provider by issuing a $25,066 note payable (Insurance Note 1) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 9.29% payable in monthly installments of principal and interest totaling $2,172 through September 23, 2019.  The policy renewed on December 23, 2019 in the amount of $28,500 with an annual interest rate of 7.31% payable in monthly installments of principal and interest totaling $2,218 through October 23, 2020.  The balance of Insurance Note 1 as of December 31, 2019 and December 31, 2018 was $28,500 and $25,066, respectively.

The Company entered into an agreement on April 15, 2018 with its insurance provider by issuing a $49,000 note payable (Insurance Note 2) for the purchase of an insurance policy, secured by that policy with an annual interest rate of 10.25% payable in monthly installments of principal and interest totaling $4,378 through February 15, 2019. The policy renewed on April 15, 2019 in the amount of $51,940 with an annual interest rate of 6.36% payable in monthly installments of principal and interest totaling $5,326. At December 31, 2019 and December 31, 2018, the balance of Insurance Note 2 was zero and $8,501, respectively.

The Company entered into an agreement on September 15, 2018 renewing with its insurance provider by issuing a $15,810 note payable (Insurance Note 3), secured by that policy, with an annual interest rate of 10.75% payable in monthly installments of principal and interest totaling $1,660 through July 15, 2019. The policy renewed on September 15, 2019 in the amount of $13,799 payable in 5 installment payments.  At December 31, 2019 and December 31, 2018, the balance of Insurance Note 3 was $13,799 and $14,763, respectively.

Finance Lease

The Company entered into an agreement on August 26, 2019 with an equipment leasing provider by issuing a $147,810 equipment finance lease payable, secured by that note, with an annual interest rate of 12.72% payable in monthly installments of principal and interest totaling $4,963 through August 1, 2022.  At December 31, 2019 and 2018, the balance of the note was $134,098 and zero, respectively.

At December 31, 2019, future minimum lease payments due under Finance Lease is as follows:

As of December 31,	Amount
2020	$59,558
2021	59,558
2022	39,705
Total minimum financial lease payments	$158,821
Less: interest	(24,723)
Total lease liability at December 31, 2019	$134,098
Less: current portion of Finance Lease	(45,072)
Long Term portion of Finance Lease	$89,026

Notes Payable – Related Parties

	December 31, 2019		December 31, 2018
Payable To	Principal	Interest	Principal	Interest*

Related party	$267,000	3%	$—	—
Related party	733,000	3%	—	—
Total	1,000,000		—
Less unamortized discounts	(94,627)		—
Total, net	$905,373		$—

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company an aggregate principal amount of $267,000, pursuant to a note, repayable on June 25, 2020. The note carries an annual interest rate of 3%. In addition, the Company issued warrants permitting the related party to purchase for cash 11,920 shares of the Company’s common stock at a price of $7.70 per share. The balance of this note as of December 31, 2019 was $267,000.

The Company entered into an agreement with a related party on September 25, 2019 whereby the related party loaned the Company the principal aggregate in the amount of $733,000, pursuant to a note, repayable on June 25, 2020. The note carries an annual interest rate of 3%. In addition, the Company issued warrants permitting the related party to purchase for cash 32,724 shares of the Company’s common stock at a price of $7.70 per share. The balance of this note as of December 31, 2019 was $733,000.

The Company determined the relative fair value between the note and the warrants on the issue date utilizing the Bi-nominal Lattice Pricing Model for the warrants. As a result, the Company allocated $146,779 to the warrants and was recorded as a debt discount with an offset to additional paid in capital in the accompanying consolidated financial statements. The fair value pricing model used the following assumptions; stock price $7.00, warrant exercise price $7.70, expected term of 5 years, expected volatility of 86% and discount rate of 1.609%.

For the year ended December 31, 2019, the Company recorded $52,152 for amortization of the debt discount discussed above to interest expense in the accompanying consolidated financial statements.

The Company entered into an agreement with a related party on August 29, 2019 whereby the related party loaned the Company an aggregate principal amount of $80,000. The note carries an annual percentage rate of 8% which was repaid on September 25, 2019 in addition to $456 in accrued interest.

Notes Payable

The Company entered into an agreement on August 12, 2019 with a shareholder by executing a short-term $262,500 note repayable on November 11, 2019. The note was issued with a 5% original issue discount and the Company received a net amount of $250,000. No other consideration was given.  On November 12, 2019, the Company repaid the short-term note in the amount of $262,500.  The original issue discount of $12,500 was fully amortized in 2019.